Goodwill and intangible assets - Schedule of Carrying Amount of Goodwill Allocated to Each of the Operating Segments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Goodwill	€ 1,137	€ 1,168
Premium
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Goodwill	269	274
Ad-Supported
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Goodwill	€ 868	€ 894